Innovation Shares

NextGen Protocol ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Canada — 0.2%
TMX Group	210	$22,100

France — 6.3%
AXA	11,774	240,448
BNP Paribas	5,810	254,070
Capgemini	798	110,706
Engie	11,256	156,894
		762,118
Germany — 3.8%
SAP	2,772	457,624

Hong Kong — 2.3%
Hong Kong Exchanges & Clearing	5,600	282,668

India — 2.1%
Infosys ADR	20,034	252,428

Japan — 2.7%
GMO internet	2,800	75,383
HIS(A)	2,800	50,062
Monex Group	23,800	61,943
Rakuten	8,400	73,904
SBI Holdings	2,800	63,713
		325,005
South Korea — 1.8%
Kakao	210	71,950
Samsung SDS	448	59,399
SK Telecom	448	93,530
		224,879
Switzerland — 3.9%
Nestle	3,976	479,354

Taiwan — 6.0%
Hon Hai Precision Industry	42,000	110,076
Taiwan Semiconductor Manufacturing ADR	7,910	626,868
		736,944
United States — 70.1%
Consumer Discretionary— 4.8%
Amazon.com*	168	579,761

Consumer Staples— 0.3%
Bunge	728	33,211

Financials— 4.8%
CME Group, Cl A	1,288	226,521
Intercontinental Exchange	3,122	331,650
Signature Bank NY	294	28,527
		586,698
Industrials— 3.5%
FedEx	1,484	326,243

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares/ Par Amount	Fair Value
IHS Markit	1,260	$100,699
		426,942
Information Technology— 56.7%
Accenture PLC, Cl A	1,400	335,902
Advanced Micro Devices*	3,948	358,557
Cisco Systems	8,960	378,291
Intel	7,602	387,322
International Business Machines	2,520	310,741
Intuit	826	285,292
Mastercard, Cl A	1,414	506,481
Micron Technology*	4,634	210,893
Microsoft	2,240	505,187
NVIDIA	1,274	681,565
Oracle	7,224	413,357
PayPal Holdings*	2,758	563,018
salesforce.com*	2,352	641,273
Square, Cl A*	1,652	263,593
Visa, Cl A(A)	2,226	471,890
VMware, Cl A(A)*	2,268	327,590
Xilinx	2,366	246,443
		6,887,395
		8,514,007

Total Common Stock
(Cost $8,701,452)		12,057,127
MONEY MARKET — 0.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(B)	86,790	86,790

Total Money Market
(Cost $86,790)		86,790

REPURCHASE AGREEMENT — 0.7%(C)(D)
Deutsche Bank, Inc
0.090%, dated 08/31/2020, to be repurchased on 09/01/2020, repurchase price $82,108 (collateralized by various U.S. Treasury obligations, par values ranging from $1,887 to $22,888, 2.000% to 4.500%, 08/01/2035 to 09/01/2050, with a total market value of $83,749)	$82,107	82,107
Total Repurchase Agreement
(Cost $82,107)		82,107

Total Investments - 100.6%
(Cost $8,870,349)		$12,226,024

Percentages are based on Net Assets of $12,154,192.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $709,629.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

August 31, 2020 (Unaudited)

(B)	The rate reported is the 7-day effective yield as of August 31, 2020.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $82,107.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,057,127	$—	$—	$12,057,127
Money Market	86,790	—	—	86,790
Repurchase Agreement	—	82,107	—	82,107
Total Investments in Securities	$12,143,917	$82,107	$—	$12,226,024

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-001-0600